UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         5/8/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              67
                                                  -----------------------

Form 13F Information Table Value Total:             225003.87 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC NEW                      COM     00206R102          215        6499SH         SOLE            NONE       6499
ALLSTATE CORPORATION              COM      20002101          500       14596SH         SOLE            NONE      14596
BERKSHIRE HATHAWAY B NEWCLASS B   COM      84670702          106        1300SH         SOLE            NONE       1300
CHEVRON CORPORATION               COM     166764100          198        1944SH         SOLE            NONE       1944
COCA COLA COMPANY                 COM     191216100          284        3687SH         SOLE            NONE       3687
CONCOPHILLIPS                     COM     20825C104          129        2432SH         SOLE            NONE       2432
DISCOVER FINANCIAL SVCS           COM     254709108          178        5372SH         SOLE            NONE       5372
DOMINION RES INC VA NEW           COM     25746U109          124        2400SH         SOLE            NONE       2400
EXPRESS SCRIPTS HLDG CO           COM     30219G108          339        6331SH         SOLE            NONE       6331
EXXON MOBIL CORPORATION           COM     30231G102         1041       12528SH         SOLE            NONE      12528
FIRST AMERN SCIENTIFIC            COM     31846W102            2      103000SH         SOLE            NONE     103000
GENERAL ELECTRIC COMPANY          COM     369604103          370       19444SH         SOLE            NONE      19444
GENERAL MILLS INC                 COM     370334104          124        3200SH         SOLE            NONE       3200
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507          152        7364SH         SOLE            NONE       7364
INTERPLAY ENTERTAINMENT           COM     460615107            1       20000SH         SOLE            NONE      20000
INTL BUSINESS MACHINES            COM     459200101          293        1464SH         SOLE            NONE       1464
INVESCO INSD MUN INCM TRSBI       COM     46132P108          193       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          501       32545SH         SOLE            NONE      32545
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         9894       84719SH         SOLE            NONE      84719
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        16468      225894SH         SOLE            NONE     225894
ISHARES S&P EURO 350IDX FD        COM     464287861          201        5743SH         SOLE            NONE       5743
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606          347        3216SH         SOLE            NONE       3216
ISHARES S&P SM CAP GROWTH 600     COM     464287887          377        4759SH         SOLE            NONE       4759
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        26488      252626SH         SOLE            NONE     252626
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         9796      115984SH         SOLE            NONE     115984
ISHARES TR BRCLYS AGGREG BD       COM     464287226          318        2864SH         SOLE            NONE       2864
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176         8553       71557SH         SOLE            NONE      71557
ISHARES TR S&P SHRT TRM NATL AMT  COM     464288414          108        1016SH         SOLE            NONE       1016
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         6466       71214SH         SOLE            NONE      71214
ISHARES TR S&P NATL AMT FREE MUNI COM     464288158          112        1007SH         SOLE            NONE       1007
IVERNIA INC F                     COM     46582W108           12      100000SH         SOLE            NONE     100000
JOHNSON & JOHNSON                 COM     478160104          607        9384SH         SOLE            NONE       9384
MCDONALDS CORP                    COM     580135101          150        1600SH         SOLE            NONE       1600
MEDTRONIC INC                     COM     585055106          154        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1499       39061SH         SOLE            NONE      39061
PEPSICO INCORPORATED              COM     713448108          126        1900SH         SOLE            NONE       1900
PFIZER INCORPORATED               COM     717081103          240       10693SH         SOLE            NONE      10693
PNC FINL SERVICES GP INC          COM     693475105          102        1549SH         SOLE            NONE       1549
POWERSHS                          COM     73935S105         9001      336098SH         SOLE            NONE     336098
PROTEK CAP INC                    COM     74370A104            0      200000SH         SOLE            NONE     200000
PURE BIOSCIENCE                   COM     746218106            9       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          321        2369SH         SOLE            NONE       2369
SCH INTM TRSR ETF                 COM     808524854          852       15865SH         SOLE            NONE      15865
SCH ST US TRSR ETF                COM     808524862         1562       30916SH         SOLE            NONE      30916
SCH US DIV EQUITY ETF             COM     808524797         9045      331193SH         SOLE            NONE     331193
SCH US MID-CAP ETF                COM     808524508          550       21205SH         SOLE            NONE      21205
SCH US REIT ETF                   COM     808524847         6208      204012SH         SOLE            NONE     204012
SCHW EMG MKT EQ ETF               COM     808524706         3874      160329SH         SOLE            NONE     160329
SCHW INTL EQ TEF                  COM     808524805          454       18583SH         SOLE            NONE      18583
SCHW US LCAP GRO ETF              COM     808524300         5695      174900SH         SOLE            NONE     174900
SCHW US LCAP VAL ETF              COM     808524409         1183       39140SH         SOLE            NONE      39140
SCHW US SCAP ETF                  COM     808524607          444       12608SH         SOLE            NONE      12608
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         6752       43382SH         SOLE            NONE      43382
UNION PACIFIC CORP                COM     907818108          134        1200SH         SOLE            NONE       1200
UNION TECHNOLOGIES CORP           COM     913017109          123        1575SH         SOLE            NONE       1575
VANGUARD BOND IX FDINT TERM BD    COM     921937819          785        8900SH         SOLE            NONE       8900
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         2810       34623SH         SOLE            NONE      34623
VANGUARD BOND IX TTL BD MKT       COM     921937835          521        6195SH         SOLE            NONE       6195
VANGUARD MSCI PACIFIC             COM     922042866          226        4537SH         SOLE            NONE       4537
VANGUARD REIT                     COM     922908553         5568       85288SH         SOLE            NONE      85288
VERIZON COMMUNICATIONS            COM     92343V104          310        7649SH         SOLE            NONE       7649
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        11665      566253SH         SOLE            NONE     566253
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         9105      164944SH         SOLE            NONE     164944
WISDOMTREE GLBL EQ INC FD         COM     97717W877         9548      238692SH         SOLE            NONE     238692
WISDOMTREE LARGECAP DIV           COM     97717W307        42851      829157SH         SOLE            NONE     829157
WISDOMTREE MIDCAP DIV             COM     97717W505         4392       80395SH         SOLE            NONE      80395
WISDOMTREE SMALLCAP DIV           COM     97717W604         4248       89417SH         SOLE            NONE      89417


TOTAL                                           225003.87      $(x1000)
